INCOME TAXES (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	23.00%	23.00%	23.00%
Percentage of services of deemed technology income			12% tax
Percentage of production of preferred income			16% or 7.5%. tax
Tax exemption percentage of in-agreement tax ruling	100.00%
Amount of carryforward tax losses	₪ 173,274	₪ 86,944		$ 49,240	$ 27,956
Deferred tax assets				$ 0	$ 0
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	34.70%
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	19.00%
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	30.00%
Lithuania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	15.00%
Israel
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	23.00%